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Advisors Capital Active All Cap Fund

Advisors Capital Funds

Advisors Capital Active All Cap Fund

Ticker ACALX

Supplement dated September 1, 2023 to the Prospectus dated November 9, 2022.

AC Funds, LLC has reduced its management fee to 1.62% effective September 1, 2023. The Fees and Expenses of the Fund and Expense Example on page 1 of the prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Advisors Capital Active All Cap Fund Advisors Capital Active All Cap Fund Shares
Management Fees	1.62%
Distribution 12b-1 Fees	0.25%
Acquired Fund Fees and Expenses	0.04%	[1]
Total Annual Fund Operating Expenses	1.91%
[1]	Based on estimated amounts for the current fiscal year.

Expense Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Advisors Capital Active All Cap Fund | Advisors Capital Active All Cap Fund Shares | USD ($)	194	600